Document and Entity Information	Jul. 11, 2023
Cover [Abstract]
Entity Registrant Name	GENWORTH FINANCIAL INC
Amendment Flag	true
Entity Central Index Key	0001276520
Document Type	8-K/A
Document Period End Date	Jul. 11, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-32195
Entity Tax Identification Number	80-0873306
Entity Address, Address Line One	6620 West Broad Street
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23230
City Area Code	(804)
Local Phone Number	281-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $.001 per share
Trading Symbol	GNW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This current report on Form 8-K/A amends and supplements the current report on Form 8-K filed by Genworth Financial, Inc. (the “Company” or “Genworth”), with the U.S. Securities and Exchange Commission on July 11, 2023 (the “Original Form 8-K”). The Original Form 8-K, including the unaudited financial supplement, was furnished to reflect the adoption of long-duration targeted improvements (“LDTI”) and to assist investors and others in evaluating the impact of LDTI on the Company’s financial position and results of operations. This Form 8-K/A is being furnished to give effect to the revised accounting treatment applied by the Company in the second quarter of 2023, as described below. For all periods prior to the second quarter of 2023, the quarterly financial supplement furnished as Exhibit 99.1 with this Form 8-K/A replaces and supersedes the quarterly financial supplement previously furnished for the first quarter of 2023 in the Original Form 8-K.